Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Consolidated Statements of Income and Comprehensive Income
NET REVENUE	$ 57,099,884	$ 50,033,200	$ 46,096,684
COST OF REVENUE	51,461,354	42,494,047	36,416,772
GROSS PROFIT	5,638,530	7,539,153	9,679,912
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	3,250,485	2,728,009	3,501,374
INCOME FROM OPERATIONS	2,388,045	4,811,144	6,178,538
Other Income (Expenses)
Interest expense, net	(57,671)	(242,877)	(223,657)
Investment income	462,014	57,984	89,197
Grant income	564,098	1,082,053	833,072
Other income	6,791	97,045	64,769
Total Other income	975,232	994,205	763,381
INCOME BEFORE INCOME TAX PROVISION	3,363,277	5,805,349	6,941,919
PROVISION FOR INCOME TAXES	255,133	864,908	1,033,440
NET INCOME	3,108,144	4,940,441	5,908,479
Less: net (income) loss attributable to non-controlling interest	(44,724)	(123,269)	576,161
NET INCOME ATTRIBUTABLE TO QILIAN INTERNATIONAL HOLDING GROUP LIMITED	3,152,868	5,063,710	5,332,318
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	1,560,381	1,263,140	(858,337)
COMPREHENSIVE INCOME	4,668,525	6,203,581	5,050,142
Less: comprehensive income attributable to non - controlling interests	56,590	(1,303)	478,722
COMPREHENSIVE INCOME ATTRIBUTABLE TO QILIAN INTERNATIONAL HOLDING GROUP LIMITED	$ 4,611,935	$ 6,204,884	$ 4,571,420
Earnings per common share Basic	$ 0.09	$ 0.17	$ 0.18
Earnings per common share Diluted	$ 0.09	$ 0.17	$ 0.18
Weighted average shares Basic	34,089,286	30,000,000	30,000,000
Weighted average shares Diluted	34,089,286	30,000,000	30,000,000